Organization and Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 12, 2013 Collaborative Arrangement Co-promotion [Member]	Dec. 31, 2012 Collaborative Arrangement Co-promotion [Member]
Schedule of Organization and Summary of Significant Accounting Policies [Line Items]
Non-refundable up-front payment											$ 15,750,000
License and services revenue											15,000,000
Milestone payment											15,000,000
Additional amount received upon achievement of sales milestones										165,000,000	165,000,000
Additional amount in regulatory milestones										35,000,000	35,000,000
Cash	8,853,000	8,853,000	11,176,000	8,853,000	11,176,000	11,798,000	18,102,000	5,406,000	3,180,000
Non-cash stock-based compensation expense				386,000	635,000	678,000	2,581,000	1,177,000
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total		800,000	5,100,000	2,600,000	11,100,000	9,700,000	15,200,000	15,200,000
Non-Cash Gain (Loss) on Changes in Fair Value of Warrants	$ (284,000)		$ 5,362,000	$ (1,148,000)	$ 2,317,000	$ 1,737,000	$ (1,766,000)	$ 1,862,000